Investment Risks - Tuttle Capital IBIT 0DTE Covered Call ETF	Aug. 29, 2025
Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk [Member]
Prospectus [Line Items]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk [Member]
Prospectus [Line Items]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk [Member]
Prospectus [Line Items]
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Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk [Member]
Prospectus [Line Items]
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FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk [Member]
Prospectus [Line Items]
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Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which iShares Bitcoin Trust ETF is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which iShares Bitcoin Trust ETF is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, IBIT is assigned to the alternative asset group.

Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Tuttle Capital IBIT 0DTE Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Tuttle Capital IBIT 0DTE Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Tuttle Capital IBIT 0DTE Subsidiary, will not have all the protections offered to investors in registered investment companies.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Market Risk [Member]
Prospectus [Line Items]
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Underlying Security (or any other digital asset) or derivatives based upon the Underlying Security (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Underlying Security through investments in the Tuttle Capital IBIT 0DTE Subsidiary, which is intended to provide the Fund with exposure to the Underlying Security’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Tuttle Capital IBIT 0DTE Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Underlying Security’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Investment Risks of the Underlying Security [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Underlying Security
IBIT Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IBIT Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The iShares® Bitcoin Trust is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of the iShares® Bitcoin Trust in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of the iShares® Bitcoin Trust.

Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. The performance of IBIT, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of bitcoin. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Alternative Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Assets Risk. The Fund investments in ETFs in the “Alternative Asset” market segment may be more volatile than other Fund investments. The risks and volatility of digital asset ETFs are linked to the other risks that are specific to the digital assets in which the ETF invests. ETFs that invest in digital assets are subject to the risks inherent in crypto currency investing, such as extreme volatility in trading prices.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.